Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Accounting Standards Update [Extensible Enumeration]				Accounting Standards Update 2016-13
Common stock, dividends declared (in dollars per share)	$ 0.92	$ 0.88	$ 0.84
Stock repurchased during period (in shares)	298,601	181,586	814,910
Stock issued during period, new issues (in shares)	28,583	40,532	40,350
Shares issued, share-based payment arrangement, after forfeiture (in shares)	77,211	62,114	128,018
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)	35,531	28,125	36,222